Other Income (Expense), Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Loss on hedging activities	$ (82)	$ (78)	$ 0
Other	70	21	22
Total other income (expense), net	$ (12)	$ (57)	$ 22